Related party transactions - Schedule of key management personnel compensation (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Wages and benefits	$ 165,769	$ 641,338	$ 427,252	$ 48,343
Consulting fees	145,000	529,529	180,000	30,000
Directors compensation	0	70,000	85,000	0
Share-based compensation	24,959	860,400	988,716	0
Total	$ 335,728	$ 2,101,267	$ 1,680,968	$ 78,343